Shareholder Report, Holdings (Details) - C000241248 [Member]	Mar. 31, 2025
Fox Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Cal-Maine Foods, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pilgrim's Pride Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Heidrick & Struggles International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Gilead Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Allison Transmission Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Coca-Cola Consolidated, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Group 1 Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%